UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

                                              Southfield, MI         10/25/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          147
                                          -----------------
Form 13F Information Table Value Total:   $     31,920
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


                                                           SUMMARY TABLE
                                                            30-Sep-06

                                                                                                            VOTING
                                    TITLE                  IN $1000'SSHARES/         PUT/    INVESTMT       SOLE
        NAME OF ISSUER              OF CLASS   CUSIP       VALUE     PRN AMT SH/PRN  CALL    DSCRETN   MGRS AUTHORITY
AAPL    APPLE COMPUTER              COM        037833100   350       4,600                   SOLE           4,600
ABT     ABBOTT LABS                 COM        002824100   260       5,300                   SOLE           5,300
ADBE    ADOBE SYSTEMS INC.          COM        00724F101   200       5,450                   SOLE           5,450
ADM     ARCHER-DANIELS              COM        039483102   170       4,400                   SOLE           4,400
ADSK    AUTODESK                    COM        052769106   100       3,000                   SOLE           3,000
AIG     AMERICAN INT'L.  GROUP      COM        026874107   450       6,837                   SOLE           6,837
ALTR    ALTERA CORPORATION          COM        021441100   170       9,000                   SOLE           9,000
AMAT    APPLIED MATERIAL            COM        038222105   210       12,000                  SOLE           12,000
AMGN    AMGEN, INC.*                COM        031162100   540       7,600                   SOLE           7,600
AMX     AMERICA MOVIL               COM        02364W105   230       5,750                   SOLE           5,750
AXP     AMERICAN EXPRESS            COM        025816109   300       5,300                   SOLE           5,300
AZN     ASTRAZENECA GROUP           COM        046353108   220       3,500                   SOLE           3,500
BA      BOEING COMPANY              COM        097023105   260       3,250                   SOLE           3,250
BBBY    BED BATH & BEYOND           COM        075896100   150       3,800                   SOLE           3,800
BBY     BEST BUY CO INC             COM        086516101   160       3,050                   SOLE           3,050
BDX     BECTON DICKINSON            COM        075887109   120       1,700                   SOLE           1,700
BEN     FRANKLIN RESOURCES          COM        354613101   210       2,000                   SOLE           2,000
BHI     BAKER HUGHES INC.           COM        057224107   80        1,200                   SOLE           1,200
BIIB    BIOGEN IDEC INC             COM        09062X103   130       3,000                   SOLE           3,000
BLK     BLACKROCK INC               COM        09247X101   170       1,150                   SOLE           1,150
BNI     BURLINGTON NORTHERN         COM        12189T104   160       2,200                   SOLE           2,200
BOT     CBOT HOLDINGS INC.          COM        14984K106   160       1,300                   SOLE           1,300
BRCM    BROADCOM CORPORATION        COM        111320107   170       5,675                   SOLE           5,675
BTU     PEABODY ENERGY              COM        704549104   90        2,550                   SOLE           2,550
C       CITIGROUP, INC.             COM        172967101   420       8,516                   SOLE           8,516
CAH     CARDINAL HEALTH             COM        14149Y108   170       2,550                   SOLE           2,550
CAM     CAMERON INTL CORP           COM        13342B105   70        1,500                   SOLE           1,500
CAT     CATERPILLER INC.            COM        149123101   190       2,850                   SOLE           2,850
CELG    CELGENE CORP.               COM        151020104   170       4,000                   SOLE           4,000
CHRW    C.H. ROBINSON WORLDWIDE     COM        12541W209   100       2,350                   SOLE           2,350
CHS     CHICO'S FAS INC.            COM        168615102   120       5,500                   SOLE           5,500
CLB     CORE LABS                   COM        N22717107   30        500                     SOLE           500
CME     CHICAGO MERCANTILE          COM        167760107   240       500                     SOLE           500
CMX     CAREMARK RX INC             COM        141705103   150       2,700                   SOLE           2,700
COH     COACH INC                   COM        189754104   160       4,650                   SOLE           4,650
COP     CONOCOPHILLIPS              COM        20825C104   90        1,499                   SOLE           1,499
CRDN    CERADYNE INC                COM        156710105   90        2,250                   SOLE           2,250
CRS     CARPENTER TECHNOLOGY        COM        144285103   140       1,300                   SOLE           1,300
CSCO    CISCO                       COM        17275R102   710       30,900                  SOLE           30,900
CTSH    COGNIZANT TECHNOLOGY        COM        192446102   100       1,400                   SOLE           1,400
CTXS    CITRIX SYSTEMS INC.         COM        177376100   110       3,000                   SOLE           3,000
CVS     CVS CORPORATION             COM        126650100   160       5,000                   SOLE           5,000
CWTR    COLDWATER CREEK             COM        193068103   100       3,600                   SOLE           3,600
DELL    DELL COMPUTER               COM        24702R101   140       6,100                   SOLE           6,100
DGX     QUEST DIAGNOSTICS IN        COM        74834L100   160       2,650                   SOLE           2,650
DHR     DANAHER CORPORATION         COM        235851102   190       2,800                   SOLE           2,800
DIS     DISNEY, WALT COMPANY        COM        254687106   190       6,000                   SOLE           6,000
DNA     GENENTECH INC               COM        368710406   440       5,350                   SOLE           5,350
EBAY    EBAY INC.                   COM        278642103   430       15,000                  SOLE           15,000
EMC     EMC CORPORATION - MA        COM        268648102   220       18,200                  SOLE           18,200
ENDP    ENDO PHARMACEUTICALS        COM        29264F205   100       3,000                   SOLE           3,000
EOG     EOG RESOURCES INC           COM        26875P101   90        1,450                   SOLE           1,450
ERTS    ELECTRONIC ARTS, INC        COM        285512109   230       4,050                   SOLE           4,050
ET      E TRADE FINANCIAL CO        COM        269246104   100       4,150                   SOLE           4,150
EXPD    EXPEDITORS INTL WASH        COM        302130109   90        1,950                   SOLE           1,950
FCL     FOUNDATION COAL             COM        35039W100   40        1,200                   SOLE           1,200
FDC     FIRST DATA CORP.            COM        319963104   210       5,050                   SOLE           5,050
FRX     FOREST LABORATORIES         COM        345838106   110       2,100                   SOLE           2,100
GD      GENERAL DYNAMICS COR        COM        369550108   220       3,050                   SOLE           3,050
GE      GENERAL ELECTRIC COM        COM        369604103   930       27,360                  SOLE           27,360
GENZ    GENZYME CORP                COM        372917104   170       2,450                   SOLE           2,450
GES     GUESS?                      COM        401617105   110       2,300                   SOLE           2,300
GILD    GILEAD SCIENCES, INC        COM        375558103   290       4,250                   SOLE           4,250
GLW     CORNING INC.                COM        219350105   260       10,500                  SOLE           10,500
GOOG    GOOGLE                      COM        38259P508   600       1,500                   SOLE           1,500
GRMN    GARMIN LTD.                 COM        G37260109   130       2,750                   SOLE           2,750
GRP     GRANT PRIDECO INC.          COM        38821G101   50        1,250                   SOLE           1,250
GS      GOLDMAN SACHS               COM        38141G104   410       2,400                   SOLE           2,400
HAL     HALLIBURTON COMPANY         COM        406216101   190       6,600                   SOLE           6,600
HD      HOME DEPOT                  COM        437076102   360       9,800                   SOLE           9,800
HET     HARRAH'S                    COM        413619107   140       2,050                   SOLE           2,050
HON     HONEYWELL INTERNATIONAL     COM        438516106   170       4,100                   SOLE           4,100
HPQ     HEWLETT PACKARD             COM        428236103   170       4,500                   SOLE           4,500
IACI    IAC/INTERACTIVECORP         COM        44919P300   100       3,400                   SOLE           3,400
IBM     IBM                         COM        459200101   290       3,600                   SOLE           3,600
IGT     INTERNATIONAL GAME TECH.    COM        459902102   220       5,250                   SOLE           5,250
ITW     ILLINOIS TOOL WORKS         COM        452308109   150       3,300                   SOLE           3,300
JNJ     JOHNSON & JOHNSON           COM        478160104   750       11,500                  SOLE           11,500
JOYG    JOY GLOBAL INC              COM        481165108   100       2,550                   SOLE           2,550
KO      COCA COLA                   COM        191216100   250       5,650                   SOLE           5,650
KSS     KOHLS CORPORATION           COM        500255104   160       2,400                   SOLE           2,400
LEH     LEHMAN BROTHERS HOLDING     COM        524908100   210       2,900                   SOLE           2,900
LLL     L-3 COMMUNICATIONS          COM        502424104   110       1,400                   SOLE           1,400
LLY     LILLY (ELI)                 COM        532457108   130       2,300                   SOLE           2,300
LM      LEGG MASON, INC.            COM        524901105   100       1,000                   SOLE           1,000
LMT     LOCKHEED MARTIN CORP        COM        539830109   110       1,300                   SOLE           1,300
LOW     LOWE'S COS INC              COM        548661107   350       12,300                  SOLE           12,300
LRCX    LAM RESEARCH CORP.          COM        512807108   40        800                     SOLE           800
LTM     LIFE TIME FITNESS           COM        53217R207   110       2,400                   SOLE           2,400
LVS     LAS VEGAS SANDS             COM        517834107   170       2,500                   SOLE           2,500
MCHP    MICROCHIP TECHNOLOGY        COM        595017104   180       5,650                   SOLE           5,650
MCK     MCKESSON CORP.              COM        58155Q103   160       3,000                   SOLE           3,000
MCO     MOODY'S CORP.               COM        615369105   170       2,550                   SOLE           2,550
MDT     MEDTRONIC INC.              COM        585055106   360       7,800                   SOLE           7,800
MER     MERRILL LYNCH & CO INC      COM        590188108   310       4,000                   SOLE           4,000
MHP     MCGRAW-HILL, INC.           COM        580645109   170       3,000                   SOLE           3,000
MMM     3M CO.                      COM        88579Y101   220       2,950                   SOLE           2,950
MNST    MONSTER WORLDWIDE           COM        611742107   100       2,750                   SOLE           2,750
MO      ALTRIA GROUP INC.           COM        02209S103   360       4,700                   SOLE           4,700
MOT     MOTOROLA INC                COM        620076109   210       8,550                   SOLE           8,550
MRVL    MARVELL TECHNOLOGY          COM        G5876H105   210       10,900                  SOLE           10,900
MSFT    MICROSOFT                   COM        594918104   960       35,200                  SOLE           35,200
MXIM    MAXIM INTEGR. PROD          COM        57772K101   230       8,200                   SOLE           8,200
NKE     NIKE                        COM        654106103   140       1,650                   SOLE           1,650
NSC     NORFOLK SOUTHERN            COM        655844108   100       2,350                   SOLE           2,350
NSM     NATIONAL SEMICONDUCTOR      COM        637640103   160       6,700                   SOLE           6,700
NTAP    NETWORK APPL.  INC.         COM        64120L104   150       4,000                   SOLE           4,000
NVDA    NVIDIA CORP.                COM        67066G104   120       4,000                   SOLE           4,000
ORCL    ORACLE                      COM        68389X105   360       20,100                  SOLE           20,100
OXY     OCCIDENTAL PETROLEUM        COM        674599105   60        1,350                   SOLE           1,350
PAYX    PAYCHEX, INC.               COM        704326107   190       5,100                   SOLE           5,100
PD      PHELPS DODGE                COM        717265102   60        700                     SOLE           700
PEP     PEPSICO, INC.               COM        713448108   490       7,550                   SOLE           7,550
PFE     PFIZER INC.                 COM        717081103   420       14,775                  SOLE           14,775
PG      PROCTOR & GAMBLE            COM        742718109   820       13,300                  SOLE           13,300
QCOM    QUALCOMM INC                COM        747525103   470       12,900                  SOLE           12,900
S       SPRINT NEXTEL CORP          COM        852061100   120       6,794                   SOLE           6,794
SAP     SAP AG                      COM        803054204   200       4,100                   SOLE           4,100
SBUX    STARBUCKS CORPORATION       COM        855244109   170       5,050                   SOLE           5,050
SGMS    SCIENTIFIC GAMES CORP       COM        80874P109   130       4,000                   SOLE           4,000
SII     SMITH INTERNATIONAL         COM        832110100   110       2,950                   SOLE           2,950
SLB     SCHLUMBERGER, LTD.          COM        806857108   290       4,700                   SOLE           4,700
SNDK    SANDISK                     COM        80004C101   110       2,100                   SOLE           2,100
SPLS    STAPLES, INC.               COM        855030102   200       8,250                   SOLE           8,250
STJ     ST JUDE MEDICAL INC.        COM        790849103   80        2,250                   SOLE           2,250
STT     STATE STREET CORP           COM        857477103   170       2,800                   SOLE           2,800
SYK     STRYKER CORPORATION         COM        863667101   130       2,550                   SOLE           2,550
TEVA    TEVA PHARMACEUTICAL         COM        881624209   210       6,100                   SOLE           6,100
TGT     TARGET CORP.                COM        010837065   220       4,000                   SOLE           4,000
TNB     THOMAS & BETTS              COM        884315102   90        1,850                   SOLE           1,850
TXN     TEXAS INSTRUMENTS           COM        882508104   290       8,800                   SOLE           8,800
UNH     UNITEDHEALTH GROUP          COM        91324P102   540       11,000                  SOLE           11,000
UPL     ULTRA PETROLEUM CORP        COM        903914109   50        1,050                   SOLE           1,050
UPS     UPS                         COM        911312106   240       3,400                   SOLE           3,400
URBN    URBAN OUTFITTERS            COM        917047102   50        3,000                   SOLE           3,000
UTX     UNITED TECHNOLOGIES         COM        913017109   220       3,500                   SOLE           3,500
VAR     VARIAN MEDICAL SYSTEM       COM        92220P105   130       2,500                   SOLE           2,500
VLO     VALERO ENERGY CORP          COM        91913Y100   40        800                     SOLE           800
WFC     WELLS FARGO                 COM        949746101   300       8,300                   SOLE           8,300
WFT     WEATHERFORD INTL LTD        COM        G95089101   100       2,300                   SOLE           2,300
WIT     WIPRO LTD.                  COM        97651M109   90        7,000                   SOLE           7,000
WLP     WELLPOINT INC.              COM        94973V107   310       4,000                   SOLE           4,000
WMT     WAL-MART                    COM        931142103   540       11,000                  SOLE           11,000
WYE     WYETH                       COM        983024100   130       2,600                   SOLE           2,600
XLNX    XILINX, INC.*               COM        983919101   200       9,200                   SOLE           9,200
XOM     EXXON MOBIL CORP.           COM        30231G102   310       4,644                   SOLE           4,644
YHOO    YAHOO INC                   COM        984332106   300       12,000                  SOLE           12,000

                                                           31,920


*  PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR
FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND THE
EQUITY GROWTH FUND.  THEY HAVE FILED THESE SECURITIES ON OUR
BEHALF ON THEIR 13F REPORT.